Note 11 - Segment Reporting	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

11. Segment reporting

The Company reports financial information and evaluates its operations and operating results by total consolidated net income and not by the type of vessel, length of vessel employment, customer or type of charter. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, the Company’s management, including its Chief Executive Officer, Mr. Aristides J. Pittas, who is the chief operating decision maker (“CODM”), does not use discrete financial information to evaluate the operating results for each such type of charter or vessel, but is instead regularly provided with only the consolidated expenses as noted on the face of the unaudited condensed consolidated statements of operations. The CODM assesses performance for the vessel operations segment and decides how to allocate resources based on consolidated net income. Net income is used to monitor budget versus actual results of the Company. The Company’s consolidated financial results are used in assessing the performance of the segment and in deciding whether to reinvest profits in the Company. As a result, management, including the CODM, reviews operating results solely by consolidated net income of the fleet, and thus the Company has determined that it operates under one operating and one reportable segment, that of operating dry bulk vessels. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.